Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total deferred tax assets	¥ 483	¥ 427
Set-off of deferred tax assets pursuant to set-off provisions	(61)	(75)
Net deferred tax assets	422	352
Right-of-use assets	295	367
Total deferred tax liabilities	259	314
Set-off of deferred tax liabilities pursuant to set-off provisions	(61)	(75)
Net deferred tax liabilities	198	239
Temporary Differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Prepayment and other investments	158	144
Deferred revenue	29	17
Accruals	185	177
Lease liabilities	61	76
Others	50	13
Total deferred tax assets	483	427
Set-off of deferred tax assets pursuant to set-off provisions	(61)	(75)
Net deferred tax assets	422	352
Intangible assets acquired in business combinations	173	167
Right-of-use assets	58	72
Withholding tax on earnings expected to be remitted by subsidiaries	0	75
Others	28	0
Total deferred tax liabilities	259	314
Set-off of deferred tax liabilities pursuant to set-off provisions	(61)	(75)
Net deferred tax liabilities	¥ 198	¥ 239